PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:

	June 30,
	2012	2013

Buildings	$53,018,610	$57,745,469
Machinery	4,758,477	5,364,308
Software	3,573,146	3,143,292
Vehicles	1,607,261	3,240,058
Electronic and other equipment	16,991,624	18,630,226
Construction in progress	3,648,878	16,598,819
	83,597,996	104,722,172

Less: Accumulated depreciation	(20,061,350)	(25,225,857)

	$63,536,646	$79,496,315

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The depreciation for the years ended June 30, 2011, 2012 and 2013 were $4,334,113, $6,054,199 and $6,223,644, respectively.

Assets leased to others under operating leases

	June 30,
	2012	2013

Buildings leased to others – at original cost	$-	$10,846,090
Less: accumulated depreciation	-	3,193,260
Buildings leased to others - net	-	7,652,830

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The buildings leased to others are included under buildings in the property tabled above. At June 30, 2013, scheduled minimum rental payments to be received for buildings leased to others were:

Year ending June 30,
2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619